CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 195,660	$ 255,828
Accounts receivable (less allowances of $62,009 and $56,981 as of December 31, 2021 and 2020, respectively)	1,063,723	961,419
Prepaid expenses and other	268,312	224,020
Total Current Assets	1,527,695	1,441,267
Property, Plant and Equipment:
Property, plant and equipment	8,748,937	8,647,303
Less—Accumulated depreciation	(4,078,290)	(3,979,159)
Property, Plant and Equipment, net	4,670,647	4,668,144
Other Assets, Net:
Goodwill	5,023,691	4,463,531
Customer and supplier relationships and other intangible assets	1,581,429	1,181,043
Operating lease right-of-use assets	2,343,627	2,314,422
Other	480,887	381,624
Total Other Assets, Net	9,429,634	8,340,620
Total Assets	15,627,976	14,450,031
Current Liabilities:
Current portion of long-term debt	91,180	309,428
Accounts payable	424,064	369,145
Accrued expenses and other current liabilities (includes current portion of operating lease liabilities)	883,323	1,032,537
Deferred revenue - Current	301,965	307,470
Total Current Liabilities	1,700,532	2,018,580
Long-term Debt, net of current portion	10,143,011	8,962,513
Long-term Operating Lease Liabilities, net of current portion	2,196,846	2,171,472
Other Long-term Liabilities	407,826	144,053
Deferred Income Taxes	347,562	223,934
Commitments and Contingencies
Redeemable Noncontrolling Interests	73,428	72,411
Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)	0	0
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 290,550,440 and 289,757,061 shares as of March 31, 2022 and December 31, 2021, respectively)	2,906	2,898
Additional paid-in capital	4,409,051	4,412,553
(Distributions in excess of earnings) Earnings in excess of distributions	(3,359,876)	(3,221,152)
Accumulated other comprehensive items, net	(294,358)	(338,347)
Total Iron Mountain Incorporated Stockholders’ Equity	757,723	855,952
Noncontrolling Interests	1,048	1,116
Total Equity	758,771	857,068
Total Liabilities and Equity	$ 15,627,976	$ 14,450,031